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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	7/31/15

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2015

invesco.com/us	APG-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.64%

Australia–11.97%

Amcor Ltd.	2,350,597	$24,757,120
Aurizon Holdings Ltd.	2,834,806	10,981,386
Brambles Ltd.	1,975,750	15,691,291
Coca-Cola Amatil Ltd.	1,989,868	13,481,935
Computershare Ltd.	1,836,929	16,570,233
CSL Ltd.	304,396	21,990,501
Tassal Group Ltd.	6,809,843	18,714,702
		122,187,168

China–26.63%

Baidu, Inc. -ADR(a)	104,103	17,974,424
Belle International Holdings Ltd.	20,981,000	21,718,858
China Mobile Ltd.	2,183,000	28,425,896
CNOOC Ltd.	6,417,500	7,890,274
Golden Eagle Retail Group Ltd.	12,049,000	14,889,508
Industrial & Commercial Bank of China Ltd. -Class H	49,363,000	33,905,773
Kweichow Moutai Co., Ltd. -Class A	245,193	8,166,782
Lee & Man Paper Manufacturing Ltd.	58,354,000	35,842,943
Minth Group Ltd.	14,612,000	28,988,773
NetEase, Inc. -ADR	135,136	18,733,904
Stella International Holdings Ltd.	12,383,500	33,465,033
Want Want China Holdings Ltd.	20,992,000	21,683,348
		271,685,516

Hong Kong–15.69%

Cheung Kong Property Holdings Ltd. (a)	3,767,160	31,391,380
CK Hutchison Holdings Ltd.	3,767,160	55,931,082
First Pacific Co. Ltd.	10,548,000	8,449,394
Galaxy Entertainment Group Ltd.	1,731,000	7,971,299
Hongkong Land Holdings Ltd.	4,604,800	35,604,106
WH Group Ltd. (a)(b)	32,368,000	20,750,859
		160,098,120

Indonesia–8.38%

PT Bank Central Asia Tbk	17,630,100	17,058,447
PT Bank Mandiri Persero Tbk	34,747,200	24,406,078
PT Perusahaan Gas Negara Persero Tbk	67,044,200	19,781,956
PT Summarecon Agung Tbk	58,434,400	7,494,260
PT Telekomunikasi Indonesia Persero Tbk	77,203,100	16,730,136
		85,470,877

Malaysia–3.86%

Kossan Rubber Industries Berhad	6,061,300	11,549,854
Public Bank Berhad	5,609,500	27,820,543
		39,370,397

Philippines–9.81%

Energy Development Corp.	127,116,950	19,898,314
First Gen Corp.	19,675,789	11,119,789

	Shares	Value

Philippines–(continued)

GMA Holdings, Inc. -PDR	38,577,400	$ 5,397,800
Metro Pacific Investments Corp.	243,729,300	25,843,618
Philippine Long Distance Telephone Co.	299,115	18,965,988
SM Investments Corp.	372,481	7,272,093
SM Prime Holdings Inc.	24,716,100	11,590,738
		100,088,340

Singapore–6.91%

Avago Technologies Ltd.	176,510	22,088,461
Keppel REIT	32,086,200	25,142,259
United Overseas Bank Ltd.	1,431,700	23,281,433
		70,512,153

South Korea–3.33%

Hyundai Department Store Co., Ltd.	142,907	17,857,555
Samsung Electronics Co., Ltd.	16,063	16,136,851
		33,994,406

Taiwan–2.53%

Taiwan Semiconductor Manufacturing Co. Ltd.	5,909,464	25,870,703

Thailand–6.53%

Big C Supercenter PCL -NVDR	1,122,700	5,880,611
Kasikornbank PCL	5,791,200	29,507,299
Major Cineplex Group PCL	16,168,600	15,114,939
Siam Commercial Bank PCL (The)	2,524,800	10,954,517
Thai Stanley Electric PCL	951,300	5,159,335
		66,616,701
Total Common Stocks & Other Equity Interests (Cost $826,884,985)		975,894,381

Money Market Funds–5.86%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	29,875,054	29,875,054
Premier Portfolio –Institutional Class, 0.07% (c)	29,875,054	29,875,054
Total Money Market Funds (Cost $59,750,108)		59,750,108
TOTAL INVESTMENTS–101.50% (Cost $886,635,093)		1,035,644,489
OTHER ASSETS LESS LIABILITIES–(1.50)%		(15,297,983)
NET ASSETS–100.00%		$ 1,020,346,506

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PDR	—Philippine Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2015 represented 2.03% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Asia Pacific Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Asia Pacific Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $141,576,818 and from Level 2 to Level 1 of $165,929,771, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$54,453,208	$67,733,960	$—	$122,187,168
China	122,218,424	149,467,092	—	271,685,516
Hong Kong	124,494,014	35,604,106	—	160,098,120
Indonesia	17,058,447	68,412,430	—	85,470,877
Malaysia	39,370,397	—	—	39,370,397
Philippines	61,224,038	38,864,302	—	100,088,340
Singapore	47,230,720	23,281,433	—	70,512,153
South Korea	—	33,994,406	—	33,994,406
Taiwan	—	25,870,703	—	25,870,703
Thailand	66,616,701	—	—	66,616,701
United States	59,750,108	—	—	59,750,108
Total Investments	$592,416,057	$443,228,432	$—	$1,035,644,489

Invesco Asia Pacific Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $270,190,155 and $86,693,882, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$194,535,894
Aggregate unrealized (depreciation) of investment securities	(46,102,445)
Net unrealized appreciation of investment securities	$148,433,449
Cost of investments for tax purposes is $887,211,040.

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2015

invesco.com/us	EGR-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.59%

Belgium–1.01%

Anheuser-Busch InBev N.V.	136,055	$16,215,601

Denmark–2.77%

Carlsberg AS -Class B	284,537	24,790,414
Novo Nordisk AS -Class B	333,348	19,682,386
		44,472,800

France–6.02%

Bollore S.A.	2,464,200	13,639,169
Metropole Television S.A.	592,016	11,969,298
Publicis Groupe S.A.	394,351	29,856,278
Schneider Electric S.E.	319,568	22,316,884
Vicat S.A.	256,660	19,110,380
		96,892,009

Germany–10.91%

adidas AG	128,352	10,497,006
Allianz S.E.	127,912	20,944,518
Deutsche Boerse AG	453,500	41,152,525
GEA Group AG	241,466	10,222,610
MorphoSys AG (a)	330,115	26,671,501
MTU Aero Engines AG	223,860	20,572,147
ProSiebenSat.1 Media SE	437,477	22,364,353
SAP S.E.	320,676	22,982,378
		175,407,038

Ireland–3.35%

DCC PLC	681,736	53,868,706

Israel–1.68%

Israel Chemicals Ltd.	2,173,337	15,009,965
Israel Discount Bank Ltd. -Class A (a)	5,994,564	12,067,866
		27,077,831

Italy–1.79%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	1,109,202	17,504,465
Prada S.p.A.	2,446,900	11,252,256
		28,756,721

Netherlands–0.51%

Aalberts Industries N.V.	262,699	8,245,217

Norway–0.89%
Prosafe S.E.	4,929,845	14,363,928

Russia–1.46%

Sberbank of Russia -Preference Shares(a)	28,216,073	23,531,894

Spain–0.62%

Construcciones y Auxiliar de Ferrocarriles S.A.	34,764	9,888,057

	Shares	Value

Sweden–5.59%

Getinge AB -Class B	633,410	$15,542,317
Intrum Justitia AB	827,756	28,159,208
Investor AB -Class B	611,985	23,562,180
Telefonaktiebolaget LM Ericsson -Class B	2,113,057	22,605,958
		89,869,663

Switzerland–12.09%

ABB Ltd.	1,004,280	20,407,884
Aryzta AG	267,249	13,575,475
Julius Baer Group Ltd.	513,511	28,413,212
Kuoni Reisen Holding AG	66,248	18,396,507
Novartis AG	97,949	10,180,207
Roche Holding AG	74,713	21,586,334
Swatch Group AG (The)	24,928	10,737,620
Syngenta AG	61,764	25,447,279
Tecan Group AG	105,086	12,880,106
UBS Group AG	1,429,341	32,865,105
		194,489,729

Turkey–2.55%

Haci Omer Sabanci Holding A.S.	8,101,545	27,713,581
Tupras-Turkiye Petrol Rafinerileri A.S. (a)	511,845	13,298,033
		41,011,614

Turkmenistan–2.22%

Dragon Oil PLC	3,124,791	35,768,008

United Kingdom–38.13%

Aberdeen Asset Management PLC	4,223,702	24,008,468
Amlin PLC	1,782,194	14,190,630
British American Tobacco PLC	595,967	35,374,465
Centrica PLC	2,623,711	10,919,004
Compass Group PLC	1,269,337	20,317,516
Halma PLC	1,116,661	13,200,398
HomeServe PLC	1,804,139	12,283,618
IG Group Holdings PLC	3,194,258	37,336,327
Informa PLC	2,792,356	25,988,837
John Wood Group PLC	2,295,120	22,418,291
Jupiter Fund Management PLC.	2,667,666	19,562,725
Kingfisher PLC	3,749,791	21,121,415
Lancashire Holdings Ltd.	1,171,980	11,786,256
Lloyds Banking Group PLC	14,613,038	19,028,137
Micro Focus International PLC	1,410,849	30,800,482
Next PLC	125,220	15,623,930
RELX PLC	1,971,889	34,426,595
Royal Dutch Shell PLC -Class B	672,852	19,548,751
Savills PLC	1,423,820	21,735,577
Sky PLC	3,421,905	60,917,574
Smith & Nephew PLC	864,770	16,056,551
Smiths Group PLC	883,201	15,571,243
Tullett Prebon PLC	327,174	2,071,760
UBM PLC	1,081,397	8,975,491
Ultra Electronics Holdings PLC	690,708	18,821,738

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

	Shares	Value

United Kingdom–(continued)

Unilever N.V.	405,926	$18,192,606
William Hill PLC	4,133,916	26,138,413
WPP PLC	1,610,419	36,968,006
		613,384,804
Total Common Stocks & Other Equity Interests (Cost $1,189,508,990)		1,473,243,620

Money Market Funds–9.42%

Liquid Assets Portfolio –Institutional Class, 0.11% (b)	75,790,258	75,790,258
Premier Portfolio –Institutional Class, 0.07% (b)	75,790,257	75,790,257
Total Money Market Funds (Cost $151,580,515)		151,580,515
TOTAL INVESTMENTS–101.01% (Cost $1,341,089,505)		1,624,824,135
OTHER ASSETS LESS LIABILITIES–(1.01)%		(16,209,226)
NET ASSETS–100.00%		$1,608,614,909

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco European Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco European Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 2 to Level 1 of $1,051,976,728, due to foreign fair value adjustments.

Invesco European Growth Fund

	Level 1	Level 2	Level 3	Total
Belgium	$—	$16,215,601	$—	$16,215,601
Denmark	24,790,414	19,682,386	—	44,472,800
France	96,892,009	—	—	96,892,009
Germany	175,407,038	—	—	175,407,038
Ireland	53,868,706	—	—	53,868,706
Israel	27,077,831	—	—	27,077,831
Italy	28,756,721	—	—	28,756,721
Netherlands	8,245,217	—	—	8,245,217
Norway	14,363,928	—	—	14,363,928
Russia	—	23,531,894	—	23,531,894
Spain	9,888,057	—	—	9,888,057
Sweden	66,307,483	23,562,180	—	89,869,663
Switzerland	161,624,624	32,865,105	—	194,489,729
Turkey	41,011,614	—	—	41,011,614
Turkmenistan	35,768,008	—	—	35,768,008
United Kingdom	558,430,460	54,954,344	—	613,384,804
United States	151,580,515	—	—	151,580,515
Total Investments	$1,454,012,625	$170,811,510	$—	$1,624,824,135

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $131,995,727 and $311,306,469, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$367,876,620
Aggregate unrealized (depreciation) of investment securities	(89,916,695)
Net unrealized appreciation of investment securities	$277,959,925
Cost of investments for tax purposes is $1,346,864,210.

Invesco European Growth Fund

Invesco Global Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2015

invesco.com/us	GLG-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.55%

Australia–1.15%

Amcor Ltd.	392,067	$4,129,355

Belgium–0.89%

Anheuser-Busch InBev N.V.	27,018	3,220,117

Brazil–3.56%

Banco Bradesco S.A. -ADR	448,605	3,561,924
BM&FBOVESPA S.A.	1,389,131	4,219,816
BRF S.A.	120,041	2,508,042
Cielo S.A.	196,936	2,513,183
		12,802,965

Canada–3.16%

Cenovus Energy Inc.	90,916	1,324,613
CGI Group Inc. -Class A (a)	128,642	4,804,654
Encana Corp.	234,551	1,782,172
Suncor Energy, Inc.	123,814	3,486,705
		11,398,144

China–3.87%

Baidu, Inc. -ADR(a)	18,800	3,246,008
Great Wall Motor Co. Ltd. -Class H	666,500	2,205,217
Industrial & Commercial Bank of China Ltd. -Class H	4,209,000	2,891,020
Kweichow Moutai Co., Ltd. -Class A	53,599	1,785,252
NetEase, Inc. -ADR	27,588	3,824,525
		13,952,022

Denmark–2.24%

Carlsberg AS -Class B	56,388	4,912,830
Novo Nordisk AS -Class B	53,263	3,144,890
		8,057,720

France–1.47%

Publicis Groupe S.A.	35,002	2,649,998
Schneider Electric S.E.	37,693	2,632,273
		5,282,271

Germany–3.21%

Deutsche Boerse AG	51,360	4,660,626
ProSiebenSat.1 Media SE	78,362	4,005,960
SAP S.E.	40,264	2,885,662
		11,552,248

Hong Kong–3.22%

CK Hutchison Holdings Ltd.	352,732	5,237,017
Galaxy Entertainment Group Ltd.	514,000	2,366,983
WH Group Ltd. (a)(b)	6,200,500	3,975,090
		11,579,090

	Shares	Value

Indonesia–1.10%

PT Bank Mandiri Persero Tbk	5,640,900	$3,962,110

Israel–2.96%

Check Point Software Technologies Ltd. (a)	30,758	2,484,324
Teva Pharmaceutical Industries Ltd. -ADR	118,713	8,193,571
		10,677,895

Italy–0.53%

Prada S.p.A.	414,800	1,907,489

Japan–4.09%

FANUC Corp.	6,500	1,087,457
Japan Tobacco, Inc.	111,500	4,330,713
Keyence Corp.	2,800	1,415,393
Komatsu Ltd.	88,300	1,638,140
Toyota Motor Corp.	43,500	2,896,841
Yahoo Japan Corp.	770,500	3,375,950
		14,744,494

Mexico–0.77%

Grupo Televisa S.A.B. -ADR	79,280	2,763,701

Singapore–2.11%

Avago Technologies Ltd.	31,752	3,973,445
United Overseas Bank Ltd.	222,700	3,621,412
		7,594,857

South Korea–1.08%

Samsung Electronics Co., Ltd.	3,880	3,897,839

Spain–0.85%

Amadeus IT Holding S.A. -Class A	70,305	3,065,967

Sweden–2.29%

Getinge AB -Class B	149,061	3,657,589
Telefonaktiebolaget LM Ericsson -Class B	427,899	4,577,759
		8,235,348

Switzerland–6.50%

ABB Ltd.	180,954	3,677,150
Julius Baer Group Ltd.	60,000	3,319,876
Novartis AG	22,615	2,350,462
Roche Holding AG	12,802	3,698,797
Swatch Group AG (The)	5,875	2,530,629
Syngenta AG	10,099	4,160,872
UBS Group AG	159,383	3,664,723
		23,402,509

Taiwan–1.09%

Taiwan Semiconductor Manufacturing Co. Ltd.	895,428	3,920,043

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

	Shares	Value

Thailand–1.13%

Kasikornbank PCL –NVDR	799,000	$4,059,658

Turkey–0.48%

Akbank T.A.S.	643,160	1,722,025

United Kingdom–12.51%

Aberdeen Asset Management PLC	479,032	2,722,925
British American Tobacco PLC	52,731	3,129,923
Compass Group PLC	152,965	2,448,419
Kingfisher PLC	635,525	3,579,716
Lloyds Banking Group PLC	2,200,468	2,865,305
Next PLC	23,808	2,970,568
RELX PLC	291,118	5,082,538
Royal Dutch Shell PLC -Class B	105,166	3,055,448
Sky PLC	430,265	7,659,681
Smith & Nephew PLC	176,634	3,279,639
Unilever N.V.	61,613	2,761,343
WPP PLC	238,599	5,477,164
		45,032,669

United States–37.29%

Aon PLC	25,865	2,606,416
Apple Inc.	60,401	7,326,641
AT&T Inc.	76,781	2,667,377
BB&T Corp.	104,952	4,226,417
Cadence Design Systems, Inc. (a)	204,233	4,282,766
Cameron International Corp. (a)	68,407	3,451,817
Cardinal Health, Inc.	20,825	1,769,709
Celgene Corp. (a)	31,602	4,147,762
Cisco Systems, Inc.	183,516	5,215,525
Citrix Systems, Inc. (a)	65,285	4,936,199
Comcast Corp. -Class A	80,214	5,006,156
Discovery Communications, Inc. -Class A (a)	115,711	3,820,777
Dollar General Corp.	57,711	4,638,233
EMC Corp.	202,393	5,442,348
Expedia, Inc.	39,682	4,818,982
Express Scripts Holding Co. (a)	54,681	4,925,118
First Republic Bank	49,423	3,152,693
Garmin Ltd.	42,303	1,772,919
Gilead Sciences, Inc.	63,502	7,484,346
Google Inc. -Class A (a)	6,330	4,161,975
Google Inc. -Class C (a)	4,662	2,916,594
IHS Inc. -Class A (a)	29,678	3,710,640
Ingersoll-Rand PLC	63,952	3,926,653
JPMorgan Chase & Co.	66,817	4,578,969
Kansas City Southern	22,269	2,208,862
Kennametal Inc.	76,266	2,416,870
Las Vegas Sands Corp.	48,668	2,727,355
Macy’s, Inc.	48,758	3,367,227
Mattel, Inc.	161,728	3,753,707
Microsoft Corp.	78,917	3,685,424
Newell Rubbermaid Inc.	107,015	4,631,609
Occidental Petroleum Corp.	37,725	2,648,295
Scripps Networks Interactive Inc. -Class A	53,571	3,352,473

	Shares	Value

United States–(continued)

Urban Outfitters, Inc. (a)	136,939	$4,466,950
		134,245,804
Total Common Stocks & Other Equity Interests (Cost $257,400,119)		351,206,340

Money Market Funds–2.44%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	4,388,891	4,388,891
Premier Portfolio –Institutional Class, 0.07% (c)	4,388,891	4,388,891
Total Money Market Funds (Cost $8,777,782)		8,777,782
TOTAL INVESTMENTS–99.99% (Cost $266,177,901)		359,984,122
OTHER ASSETS LESS LIABILITIES–0.01%		42,259
NET ASSETS–100.00%		$360,026,381

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2015 represented 1.10% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $2,891,020 and from Level 2 to Level 1 of $105,942,280, due to foreign fair value adjustments.

Invesco Global Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$4,129,355	$—	$—	$4,129,355
Belgium	—	3,220,117	—	3,220,117
Brazil	12,802,965	—	—	12,802,965
Canada	11,398,144	—	—	11,398,144
China	11,061,002	2,891,020	—	13,952,022
Denmark	4,912,830	3,144,890	—	8,057,720
France	5,282,271	—	—	5,282,271
Germany	11,552,248	—	—	11,552,248
Hong Kong	11,579,090	—	—	11,579,090
Indonesia	—	3,962,110	—	3,962,110
Israel	10,677,895	—	—	10,677,895
Italy	1,907,489	—	—	1,907,489
Japan	10,603,504	4,140,990	—	14,744,494
Mexico	2,763,701	—	—	2,763,701
Singapore	3,973,445	3,621,412	—	7,594,857
South Korea	—	3,897,839	—	3,897,839
Spain	3,065,967	—	—	3,065,967
Sweden	8,235,348	—	—	8,235,348
Switzerland	19,737,786	3,664,723	—	23,402,509
Taiwan	—	3,920,043	—	3,920,043
Thailand	4,059,658	—	—	4,059,658
Turkey	1,722,025	—	—	1,722,025
United Kingdom	42,167,364	2,865,305	—	45,032,669
United States	143,023,586	—	—	143,023,586
Total Investments	$324,655,673	$35,328,449	$—	$359,984,122

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $55,811,882 and $56,912,742, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$108,929,014
Aggregate unrealized (depreciation) of investment securities	(15,339,256)
Net unrealized appreciation of investment securities	$93,589,758
Cost of investments for tax purposes is $266,394,364.

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2015

invesco.com/us	GLOPP-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.60%

Brazil–2.17%

EZ Tec Empreendimentos e Participacoes S.A.	88,092	$351,226

China–1.74%

NetEase, Inc. -ADR	2,028	281,142

France–6.38%

Airbus Group SE	8,125	576,418
Legrand S.A.	7,429	457,285
		1,033,703

Germany–1.69%

Beiersdorf AG	3,209	274,247

Hong Kong–5.38%

Cheung Kong Property Holdings Ltd. (a)	18,180	151,492
CK Hutchison Holdings Ltd.	14,680	217,954
Standard Chartered PLC	33,000	502,296
		871,742

Indonesia–1.12%

PT Bank Rakyat Indonesia Persero Tbk	246,000	181,167

Norway–3.18%

Statoil ASA	30,538	515,725

South Korea–1.52%

Samsung Electronics Co., Ltd.	231	232,062
Samsung Electronics Co., Ltd. -GDR	29	14,703
		246,765

Sweden–2.09%

Lundin Petroleum AB (a)	23,300	337,850

Switzerland–3.35%

Burckhardt Compression Holding AG	840	317,826
LafargeHolcim Ltd.	3,227	224,821
		542,647

United Kingdom–27.20%

Booker Group PLC	249,957	698,696
British American Tobacco PLC	7,751	460,072
DS Smith PLC	54,658	341,842
HSBC Holdings PLC (b)	17,200	154,443
HSBC Holdings PLC	11,969	108,351
London Stock Exchange Group PLC	12,116	494,010
Rio Tinto Ltd.	3,918	151,373
Rolls-Royce Holdings PLC (a)	35,660	442,155
Royal Dutch Shell PLC -Class A	20,063	576,829

	Shares	Value

United Kingdom–(continued)

Tesco PLC	135,216	$455,458
Thomas Cook Group PLC (a)	279,539	523,397
		4,406,626

United States–42.78%

American Express Co.	7,967	605,970
Citigroup Inc.	15,181	887,481
Colfax Corp. (a)	7,526	287,042
First Republic Bank	12,127	773,581
Google Inc. -Class A (a)	388	255,110
Google Inc. -Class C (a)	256	159,942
J. C. Penney Co., Inc. (a)	35,821	295,165
JPMorgan Chase & Co.	11,023	755,406
Las Vegas Sands Corp.	6,116	342,741
Markel Corp. (a)	518	460,890
MasterCard, Inc. -Class A	8,977	874,360
McGraw Hill Financial, Inc.	3,272	332,926
Samsonite International S.A.	69,900	228,119
United Technologies Corp.	3,199	320,892
WESCO International, Inc. (a)	5,733	351,777
		6,931,402
Total Common Stocks & Other Equity Interests (Cost $14,927,975)		15,974,242

Money Market Funds–1.28%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	103,668	103,668
Premier Portfolio –Institutional Class, 0.07% (c)	103,668	103,668
Total Money Market Funds (Cost $207,336)		207,336
TOTAL INVESTMENTS–99.88% (Cost $15,135,311)		16,181,578
OTHER ASSETS LESS LIABILITIES–0.12%		19,682
NET ASSETS–100.00%		$16,201,260

Investment Abbreviations:

ADR	—American Depositary Receipt

GDR	—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security traded on the Stock Exchange of Hong Kong.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Global Opportunities Fund

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 2 to Level 1 of $6,135,879, due to foreign fair value adjustments.

Invesco Global Opportunities Fund

	Level 1	Level 2	Level 3	Total
Brazil	$351,226	$—	$—	$351,226
China	281,142	—	—	281,142
France	1,033,703	—	—	1,033,703
Germany	274,247	—	—	274,247
Hong Kong	871,742	—	—	871,742
Indonesia	—	181,167		181,167
Norway	—	515,725	—	515,725
South Korea	14,703	232,062	—	246,765
Sweden	337,850	—	—	337,850
Switzerland	542,647	—	—	542,647
United Kingdom	4,252,183	154,443	—	4,406,626
United States	7,138,738	—	—	7,138,738
Total Investments	$15,098,181	$1,083,397	$—	$16,181,578

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $8,286,785 and $9,639,441, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,631,436
Aggregate unrealized (depreciation) of investment securities	(889,366)
Net unrealized appreciation of investment securities	$742,070
Cost of investments for tax purposes is $15,439,508.

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	GSMG-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.30%

Australia–1.04%

Computershare Ltd.	706,036	$6,368,880

Brazil–5.31%

BM&FBOVESPA S.A.	565,000	1,716,322
BR Malls Participacoes S.A.	960,400	3,568,258
CETIP S.A.- Mercados Organizados	942,765	9,759,199
Cielo S.A.	1,016,342	12,969,968
Duratex S.A.	2,268,887	4,599,274
		32,613,021

Canada–5.20%

Fairfax Financial Holdings Ltd.	20,671	9,966,386
Onex Corp.	182,223	10,452,541
Open Text Corp.	90,310	4,097,846
Paramount Resources Ltd.-Class A (a)	267,039	4,021,303
TransForce, Inc.	180,000	3,438,465
		31,976,541

China–2.78%

Lee & Man Paper Manufacturing Ltd.	12,159,000	7,468,457
NetEase, Inc.-ADR	69,458	9,628,963
		17,097,420

France–0.99%

Bollore S.A.	1,096,700	6,070,155

Germany–4.90%

Deutsche Boerse AG	151,855	13,779,971
MorphoSys AG (a)	157,821	12,751,080
MTU Aero Engines AG	39,000	3,583,998
		30,115,049

Hong Kong–4.16%

Hongkong Land Holdings Ltd.	1,820,000	14,072,158
WH Group Ltd. (a)(b)	17,901,000	11,476,184
		25,548,342

Indonesia–0.93%

PT Perusahaan Gas Negara Persero Tbk	19,275,700	5,687,458

Ireland–3.97%

DCC PLC	308,961	24,413,159

Israel–1.90%

Israel Chemicals Ltd.	788,752	5,447,448
Israel Discount Bank Ltd.-Class A (a)	3,086,000	6,212,534
		11,659,982

Japan–2.35%

EXEDY Corp.	339,300	8,405,145
THK Co., Ltd.	309,600	6,005,635
		14,410,780

	Shares	Value

Netherlands–0.92%

NXP Semiconductors N.V. (a)	58,092	$5,634,343

Norway–0.71%

Prosafe S.E.	1,504,155	4,382,607

Philippines–1.29%

Energy Development Corp.	50,672,100	7,931,982

Switzerland–1.91%

Aryzta AG	112,518	5,715,588
Tecan Group AG	49,036	6,010,210
		11,725,798

Thailand–0.77%

Siam Commercial Bank PCL (The)	1,095,400	4,752,685

Turkey–2.71%

Haci Omer Sabanci Holding A.S.	2,098,392	7,178,131
Tupras-Turkiye Petrol Rafinerileri A.S. (a)	363,635	9,447,451
		16,625,582

Turkmenistan–1.80%

Dragon Oil PLC	968,085	11,081,212

United Kingdom–18.18%

Aberdeen Asset Management PLC	815,542	4,635,723
Compass Group PLC	340,574	5,451,364
HomeServe PLC	1,099,489	7,485,954
IG Group Holdings PLC	1,360,859	15,906,504
Informa PLC	1,064,791	9,910,155
John Wood Group PLC	680,000	6,642,109
Jupiter Fund Management PLC.	958,750	7,030,776
Lancashire Holdings Ltd.	637,330	6,409,439
Micro Focus International PLC	861,607	18,809,887
Savills PLC	548,358	8,371,057
Smiths Group PLC	303,956	5,358,885
UBM PLC	374,848	3,111,202
Ultra Electronics Holdings PLC	225,074	6,133,249
William Hill PLC	1,019,541	6,446,475
		111,702,779

United States–30.48%

Advance Auto Parts, Inc.	23,275	4,054,738
Allergan PLC (a)	9,524	3,153,873
Alliance Data Systems Corp. (a)	7,729	2,125,784
Amphenol Corp.-Class A	72,333	4,080,305
Applied Materials, Inc.	250,228	4,343,958
Berry Plastics Group Inc. (a)	111,862	3,642,227
Boston Scientific Corp. (a)	226,436	3,926,400
Brunswick Corp.	92,267	4,898,455
Burlington Stores, Inc. (a)	72,897	4,012,251
Cadence Design Systems, Inc. (a)	254,268	5,332,000
Carlisle Cos. Inc.	47,105	4,769,852
Cavium Inc. (a)	73,190	4,962,282

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States–(continued)

Cinemark Holdings, Inc.	108,002	$4,261,759
Cognex Corp.	62,705	2,838,655
Concho Resources Inc. (a)	49,430	5,267,261
Constellation Brands, Inc.-Class A	31,693	3,803,794
DigitalGlobe Inc. (a)	71,246	1,508,990
EQT Corp.	19,617	1,507,566
Harman International Industries, Inc.	29,183	3,141,842
Hologic, Inc. (a)	56,862	2,368,871
IHS Inc.-Class A (a)	35,609	4,452,193
Illumina, Inc. (a)	23,009	5,045,874
KAR Auction Services Inc.	97,824	3,808,288
Kroger Co. (The)	112,876	4,429,254
L Brands, Inc.	43,416	3,504,540
Lazard Ltd.-Class A	85,404	4,732,236
Lennox International Inc.	36,387	4,296,213
LinkedIn Corp.-Class A (a)	15,358	3,121,667
McGraw Hill Financial, Inc.	21,456	2,183,148
Medivation Inc. (a)	33,365	3,514,336
MGIC Investment Corp. (a)	399,200	4,419,144
Monster Beverage Corp. (a)	11,557	1,774,577
Pacira Pharmaceuticals, Inc. (a)	46,127	3,063,755
Palo Alto Networks, Inc. (a)	33,752	6,272,134
PPG Industries, Inc.	45,999	4,985,372
Qorvo, Inc. (a)	62,296	3,610,053
Realogy Holdings Corp. (a)	94,929	4,321,168
Royal Caribbean Cruises Ltd.	43,722	3,928,422

	Shares	Value

United States–(continued)

SBA Communications Corp.-Class A (a)	41,592	$5,020,986
Signet Jewelers Ltd.	42,810	5,189,428
SolarWinds, Inc. (a)	33,554	1,338,469
Stanley Black & Decker Inc.	43,090	4,545,564
SVB Financial Group (a)	14,589	2,087,686
Tesla Motors, Inc. (a)	9,332	2,483,712
Tractor Supply Co.	44,497	4,116,862
Under Armour, Inc.-Class A (a)	47,895	4,757,410
Universal Health Services, Inc.-Class B	31,907	4,633,854
VWR Corp. (a)	176,977	4,741,214
WABCO Holdings Inc. (a)	23,045	2,845,366
		187,223,788
Total Common Stocks & Other Equity Interests (Cost $417,853,666)		567,021,563

Money Market Funds–7.78%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	23,882,246	23,882,246
Premier Portfolio –Institutional Class, 0.07% (c)	23,882,245	23,882,245
Total Money Market Funds (Cost $47,764,491)		47,764,491
TOTAL INVESTMENTS–100.08% (Cost $465,618,157)		614,786,054
OTHER ASSETS LESS LIABILITIES–(0.08)%		(460,749)
NET ASSETS–100.00%		$614,325,305

Investment Abbreviations:

ADR  —  American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2015 represented 1.87% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

        Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

        Invesco Global Small & Mid Cap Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $7,468,457 and from Level 2 to Level 1 of $182,628,460, due to foreign fair value adjustments.

        Invesco Global Small & Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$6,368,880	$—	$6,368,880
Brazil	32,613,021	—	—	32,613,021
Canada	31,976,541	—	—	31,976,541
China	9,628,963	7,468,457	—	17,097,420
France	6,070,155	—	—	6,070,155
Germany	30,115,049	—	—	30,115,049
Hong Kong	11,476,184	14,072,158	—	25,548,342
Indonesia	—	5,687,458	—	5,687,458
Ireland	24,413,159	—	—	24,413,159
Israel	11,659,982	—	—	11,659,982
Japan	6,005,635	8,405,145	—	14,410,780
Netherlands	5,634,343	—	—	5,634,343
Norway	4,382,607	—	—	4,382,607
Philippines	—	7,931,982	—	7,931,982
Switzerland	11,725,798	—	—	11,725,798
Thailand	4,752,685	—	—	4,752,685
Turkey	16,625,582	—	—	16,625,582
Turkmenistan	11,081,212	—	—	11,081,212
United Kingdom	103,331,722	8,371,057	—	111,702,779
United States	234,988,279	—	—	234,988,279
Total Investments	$556,480,917	$58,305,137	$—	$614,786,054

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $110,999,603 and $138,950,903, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$182,345,090
Aggregate unrealized (depreciation) of investment securities	(34,124,748)
Net unrealized appreciation of investment securities	$148,220,342
Cost of investments for tax purposes is $466,565,712.

        Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	I-ICE-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.73%

Australia–0.74%

Australia and New Zealand Banking Group Ltd.	41,325	$987,081

Canada–6.18%

Hudson’s Bay Co.	75,669	1,532,815
Intact Financial Corp.	26,551	1,830,683
Peyto Exploration & Development Corp.	30,053	650,130
Suncor Energy, Inc.	60,860	1,713,868
Toronto-Dominion Bank (The)	28,430	1,146,806
Vermilion Energy, Inc.	41,134	1,383,501
		8,257,803

China–0.50%

Baidu, Inc. -ADR (a)	3,878	669,575

Finland–2.31%

Sampo Oyj -Class A	62,555	3,091,406

France–11.30%

Casino Guichard-Perrachon S.A.	24,268	1,801,882
Danone	52,988	3,589,829
Eiffage S.A.	22,804	1,372,125
LVMH Moet Hennessy Louis Vuitton S.E.	13,362	2,504,877
Orange S.A.	64,541	1,058,577
Orpea	13,539	1,022,360
Publicis Groupe S.A.	28,017	2,121,165
Rexel S.A.	103,387	1,629,861
		15,100,676

Germany–4.38%

Bayer AG	10,938	1,615,635
E.ON S.E.	32,103	423,419
Muenchener Rueckversicherungs- Gesellschaft AG	13,683	2,517,429
SAP S.E.	18,044	1,293,187
		5,849,670

Ireland–1.82%

Shire PLC -ADR	9,099	2,427,704

Israel–1.65%

Teva Pharmaceutical Industries Ltd. –ADR	31,889	2,200,979

Italy–1.45%

EXOR S.p.A.	23,243	1,170,598
Prada S.p.A.	166,647	766,339
		1,936,937

Japan–16.54%

Asahi Group Holdings, Ltd.	42,997	1,442,254
Canon Inc.	21,100	674,974
FANUC Corp.	4,400	736,125
Hitachi, Ltd.	225,000	1,460,421

	Shares	Value

Japan–(continued)

Honda Motor Co., Ltd.	47,000	$1,583,297
KDDI Corp.	96,200	2,452,110
Keyence Corp.	1,600	808,796
Komatsu Ltd.	107,700	1,998,048
Mitsubishi Estate Co. Ltd.	56,000	1,247,701
Mitsubishi UFJ Financial Group, Inc.	261,000	1,895,425
NTT DOCOMO, Inc.	79,100	1,672,398
ORIX Corp.	49,900	748,506
Rakuten Inc.	110,400	1,782,933
Sumitomo Corp.	98,800	1,126,821
Toyota Motor Corp.	37,200	2,477,299
		22,107,108

Netherlands–10.49%

Arcadis N.V.	38,733	1,016,624
GrandVision N.V. (a)(b)	73,818	1,803,739
Heineken N.V.	12,723	1,002,380
ING Groep N.V.	229,084	3,896,975
Koninklijke Ahold N.V.	94,240	1,875,835
Koninklijke DSM N.V.	41,322	2,356,740
Koninklijke Philips N.V.	74,648	2,075,284
		14,027,577

Singapore–3.02%

Avago Technologies Ltd.	13,961	1,747,079
DBS Group Holdings Ltd.	154,700	2,288,125
		4,035,204

Sweden–3.09%

Sandvik AB	119,265	1,205,423
Svenska Handelsbanken AB -Class A	191,815	2,929,586
		4,135,009

Switzerland–8.80%

ABB Ltd.	129,621	2,634,017
Novartis AG -ADR	16,840	1,747,150
Roche Holding AG	10,554	3,049,298
TE Connectivity Ltd.	20,335	1,238,808
UBS Group AG	134,832	3,100,217
		11,769,490

Taiwan–1.53%

Taiwan Semiconductor Manufacturing Co. Ltd.	468,000	2,048,830

United Kingdom–19.84%

AstraZeneca PLC	4,099	276,065
British American Tobacco PLC	23,784	1,411,733
Diageo PLC	127,120	3,565,928
GlaxoSmithKline PLC -ADR	29,751	1,292,383
Imperial Tobacco Group PLC	27,180	1,428,250
Kingfisher PLC	325,518	1,833,542
Liberty Global PLC -Series A (a)	30,201	1,584,344
Liberty Global PLC -Series C (a)	34,158	1,678,524

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

	Shares	Value

United Kingdom–(continued)

Liberty Global PLC LiLAC -Series A (a)	1,349	$57,683
Liberty Global PLC LiLAC -Series C (a)	1,707	72,633
Rio Tinto PLC	45,590	1,770,223
SABMiller PLC	47,715	2,506,948
Smiths Group PLC	82,575	1,455,836
St. James’s Place PLC	165,729	2,529,703
Standard Chartered PLC	97,120	1,486,597
Vodafone Group PLC -ADR	94,541	3,571,759
		26,522,151

United States–5.09%

ACE Ltd.	18,479	2,009,961
Aon PLC	28,974	2,919,710
Core Laboratories N.V.	5,455	598,031
ResMed Inc.	21,939	1,271,365
		6,799,067
Total Common Stocks & Other Equity Interests (Cost $128,497,862)		131,966,267

	Shares	Value

Money Market Funds–0.91%

Liquid Assets Portfolio – Institutional Class, 0.11% (c)	609,078	$609,078
Premier Portfolio –Institutional Class, 0.07% (c)	609,077	609,077
Total Money Market Funds (Cost $1,218,155)		1,218,155
TOTAL INVESTMENTS–99.64% (Cost $129,716,017)		133,184,422
OTHER ASSETS LESS LIABILITIES–0.36%		475,105
NET ASSETS–100.00%		$133,659,527

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2015 represented 1.35% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

        Invesco International Core Equity Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax

        Invesco International Core Equity Fund

E.	Foreign Currency Translations – (continued)

withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

        Invesco International Core Equity Fund

During the nine months ended July 31, 2015, there were transfers from Level 2 to Level 1 of $54,818,287, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$987,081	$—	$—	$987,081
Canada	8,257,803	—	—	8,257,803
China	669,575	—	—	669,575
Finland	3,091,406	—	—	3,091,406
France	15,100,676	—	—	15,100,676
Germany	1,716,606	4,133,064	—	5,849,670
Ireland	2,427,704	—	—	2,427,704
Israel	2,200,979	—	—	2,200,979
Italy	1,936,937	—	—	1,936,937
Japan	7,275,399	14,831,709	—	22,107,108
Netherlands	11,670,837	2,356,740	—	14,027,577
Singapore	1,747,079	2,288,125	—	4,035,204
Sweden	1,205,423	2,929,586	—	4,135,009
Switzerland	8,669,273	3,100,217	—	11,769,490
Taiwan	—	2,048,830	—	2,048,830
United Kingdom	20,150,455	6,371,696	—	26,522,151
United States	8,017,222	—	—	8,017,222
Total Investments	$95,124,455	$38,059,967	$—	$133,184,422

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $63,512,953 and $62,300,647, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,744,358
Aggregate unrealized (depreciation) of investment securities	(7,803,507)
Net unrealized appreciation of investment securities	$2,940,851
Cost of investments for tax purposes is $130,243,571.

        Invesco International Core Equity Fund

Invesco International Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2015

invesco.com/us	IGR-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.86%

Australia–4.12%

Amcor Ltd.	14,954,320	$157,502,921
Aurizon Holdings Ltd.	18,047,305	69,911,109
Brambles Ltd.	11,174,719	88,748,966
CSL Ltd.	977,863	70,643,823
		386,806,819

Belgium–1.18%

Anheuser-Busch InBev N.V.	928,276	110,635,797

Brazil–3.42%

Banco Bradesco S.A. -ADR	15,855,101	125,889,502
BM&FBOVESPA S.A.	41,467,402	125,967,105
BRF S.A.	3,343,900	69,864,811
		321,721,418

Canada–6.95%

Canadian National Railway Co.	1,262,007	78,709,029
Cenovus Energy Inc.	2,591,368	37,755,293
CGI Group Inc. -Class A (a)	4,433,911	165,602,271
Encana Corp.	7,939,924	60,329,341
Fairfax Financial Holdings Ltd.	196,057	94,527,589
Great-West Lifeco Inc.	2,491,601	70,546,477
Suncor Energy, Inc.	5,155,203	145,174,804
		652,644,804

China–4.04%

Baidu, Inc. -ADR(a)	801,296	138,351,767
CNOOC Ltd.	26,997,093	33,192,748
Great Wall Motor Co. Ltd. -Class H	19,644,500	64,996,830
Industrial & Commercial Bank of China Ltd. -Class H	139,809,461	96,030,386
Kweichow Moutai Co., Ltd. -Class A	1,399,862	46,625,998
		379,197,729

Denmark–2.74%

Carlsberg AS -Class B	1,659,602	144,593,569
Novo Nordisk A/S -Class B	1,918,214	113,260,100
		257,853,669

France–3.24%

Publicis Groupe S.A.	2,474,051	187,310,174
Schneider Electric S.E.	1,675,642	117,017,685
		304,327,859

Germany–7.64%

adidas AG	808,445	66,117,020
Allianz S.E.	726,589	118,972,860
Deutsche Boerse AG	2,014,686	182,821,202
Deutsche Post AG	2,164,258	65,409,210
ProSiebenSat.1 Media S.E.	2,659,305	135,946,889

	Shares	Value

Germany–(continued)

SAP S.E.	2,065,636	$148,041,100
		717,308,281

Hong Kong–3.38%

CK Hutchison Holdings Ltd.	13,580,823	201,634,684
Galaxy Entertainment Group Ltd.	25,113,090	115,646,421
		317,281,105

Israel–2.73%

Teva Pharmaceutical Industries Ltd. -ADR	3,719,186	256,698,218

Japan–6.79%

Denso Corp.	928,147	46,059,098
FANUC Corp.	200,512	33,545,875
Japan Tobacco, Inc.	4,691,300	182,212,318
Keyence Corp.	113,127	57,185,422
Komatsu Ltd.	4,168,728	77,338,165
Toyota Motor Corp.	1,812,030	120,670,408
Yahoo Japan Corp.	27,522,500	120,589,990
		637,601,276

Mexico–2.02%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	668,434	60,586,858
Grupo Televisa S.A.B. -ADR	3,703,824	129,115,304
		189,702,162

Singapore–3.27%

Avago Technologies Ltd.	1,292,454	161,737,694
United Overseas Bank Ltd.	8,914,466	144,961,615
		306,699,309

South Korea–1.50%

Samsung Electronics Co., Ltd.	140,429	141,074,639

Spain–1.12%

Amadeus IT Holding S.A. -Class A	2,405,694	104,911,166

Sweden–3.51%

Getinge AB -Class B	2,388,247	58,601,684
Investor AB -Class B	3,800,211	146,312,828
Telefonaktiebolaget LM Ericsson -Class B	11,700,345	125,172,915
		330,087,427

Switzerland–9.31%

ABB Ltd.	5,788,877	117,635,254
Julius Baer Group Ltd.	2,500,954	138,380,944
Novartis AG	701,720	72,932,389
Roche Holding AG	502,616	145,217,521
Swatch Group AG (The)	163,512	70,432,032
Syngenta AG	375,579	154,741,659
UBS Group AG	7,616,404	175,125,400
		874,465,199

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

Taiwan–1.48%

Taiwan Semiconductor Manufacturing Co. Ltd.	31,728,887	$138,904,070

Thailand–1.47%

Kasikornbank PCL -NVDR	27,134,100	137,866,292

Turkey–0.88%

Akbank T.A.S.	30,754,354	82,343,054

United Kingdom–22.07%

Aberdeen Asset Management PLC	15,525,003	88,247,595
British American Tobacco PLC	3,690,883	219,077,587
Centrica PLC	14,972,291	62,309,644
Compass Group PLC	8,803,204	140,907,604
Informa PLC	9,216,889	85,782,839
Kingfisher PLC	25,056,242	141,134,074
Lloyds Banking Group PLC	81,854,466	106,585,503
Next PLC	796,017	99,320,506
RELX PLC	13,138,441	229,379,942
Royal Dutch Shell PLC -Class B	4,255,831	123,647,075
Sky PLC	18,835,314	335,310,780
Smith & Nephew PLC	5,413,761	100,519,596
Unilever N.V.	2,466,601	110,546,994
WPP PLC	10,017,074	229,947,143
		2,072,716,882
Total Common Stocks & Other Equity Interests (Cost $7,070,316,438)		8,720,847,175

	Shares	Value

Money Market Funds–6.97%

Liquid Assets Portfolio –Institutional Class, 0.11% (b)	327,093,116	$327,093,116
Premier Portfolio –Institutional Class, 0.07% (b)	327,093,116	327,093,116
Total Money Market Funds (Cost $654,186,232)		654,186,232
TOTAL INVESTMENTS–99.83% (Cost $7,724,502,670)		9,375,033,407
OTHER ASSETS LESS LIABILITIES–0.17%		16,377,524
NET ASSETS–100.00%		$9,391,410,931

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $96,030,386 and from Level 2 to Level 1 of $4,457,995,431, due to foreign fair value adjustments.

Invesco International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$227,414,030	$159,392,789	$—	$386,806,819
Belgium	—	110,635,797	—	110,635,797
Brazil	321,721,418	—	—	321,721,418
Canada	652,644,804	—	—	652,644,804
China	249,974,595	129,223,134	—	379,197,729
Denmark	144,593,569	113,260,100	—	257,853,669
France	304,327,859	—	—	304,327,859
Germany	717,308,281	—	—	717,308,281
Hong Kong	317,281,105	—	—	317,281,105
Israel	256,698,218	—	—	256,698,218
Japan	469,531,814	168,069,462	—	637,601,276
Mexico	189,702,162	—	—	189,702,162
Singapore	161,737,694	144,961,615	—	306,699,309
South Korea	—	141,074,639	—	141,074,639
Spain	104,911,166	—	—	104,911,166
Sweden	183,774,599	146,312,828	—	330,087,427
Switzerland	699,339,799	175,125,400	—	874,465,199
Taiwan	—	138,904,070	—	138,904,070
Thailand	137,866,292	—	—	137,866,292
Turkey	82,343,054	—	—	82,343,054
United Kingdom	1,966,131,379	106,585,503	—	2,072,716,882
United States	654,186,232	—	—	654,186,232
Total Investments	$7,841,488,070	$1,533,545,337	$—	$9,375,033,407

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $1,840,030,251 and $1,169,099,979, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,067,832,056
Aggregate unrealized (depreciation) of investment securities	(461,499,884)
Net unrealized appreciation of investment securities	$1,606,332,172
Cost of investments for tax purposes is $7,768,701,235.

Invesco International Growth Fund

Invesco Select Opportunities Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2015

invesco.com/us	SOPP-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks–77.81%

Brazil–5.33%

Arcos Dorados Holdings, Inc. -Class A	272,008	$1,156,034
CETIP S.A. - Mercados Organizados	208,416	2,157,455
		3,313,489

China–3.02%

Hollysys Automation Technologies Ltd.	88,093	1,874,619

France–5.78%

Ipsos	65,375	1,639,076
Vicat S.A.	26,254	1,954,819
		3,593,895

Hong Kong–0.96%

Fairwood Holdings Ltd.	203,000	599,267

Ireland–8.03%

DCC PLC	27,519	2,174,468
UDG Healthcare PLC	359,573	2,815,968
		4,990,436

Monaco–3.06%

GasLog Ltd.	122,299	1,898,081

Netherlands–10.13%

Aalberts Industries N.V.	71,432	2,242,004
Kendrion N.V.	63,535	1,897,857
SBM Offshore N.V. (a)	176,877	2,157,105
		6,296,966

Norway–2.57%

Prosafe S.E.	547,000	1,593,776

United Kingdom–5.33%

Alent PLC	417,120	3,094,029
Charles Taylor PLC	56,952	215,671
		3,309,700

United States–33.60%

Alere, Inc. (a)	51,111	2,484,506
Alliance Data Systems Corp. (a)	2,721	748,384
Booz Allen Hamilton Holding Corp.	88,894	2,465,031
Cubic Corp.	34,601	1,535,246
Encore Capital Group, Inc. (a)	82,562	3,550,991
Global Payments Inc.	12,472	1,397,986
ION Geophysical Corp. (a)	82,113	64,861
Microsemi Corp. (a)	60,565	1,995,011
Mitel Networks Corp. (a)	267,966	2,533,817
Performant Financial Corp. (a)	270,598	846,972
Rovi Corp. (a)	153,406	1,685,932
Ultra Petroleum Corp. (a)	202,074	1,572,136
		20,880,873
Total Common Stocks (Cost $49,833,314)		48,351,102

	Shares	Value

Money Market Funds–22.34%

Liquid Assets Portfolio –Institutional Class, 0.11% (b)	6,942,784	$6,942,784
Premier Portfolio –Institutional Class, 0.07% (b)	6,942,784	6,942,784
Total Money Market Funds (Cost $13,885,568)		13,885,568
TOTAL INVESTMENTS–100.15% (Cost $63,718,882)		62,236,670
OTHER ASSETS LESS LIABILITIES–(0.15)%		(92,291)
NET ASSETS–100.00%		$62,144,379

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Select Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Select Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 1 to Level 2 of $599,267 and from Level 2 to Level 1 of $13,520,283, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$3,313,489	$—	$—	$3,313,489
China	1,874,619	—	—	1,874,619
France	3,593,895	—	—	3,593,895
Hong Kong	—	599,267	—	599,267
Ireland	4,990,436	—	—	4,990,436
Monaco	1,898,081	—	—	1,898,081
Netherlands	6,296,966	—	—	6,296,966
Norway	1,593,776	—	—	1,593,776
United Kingdom	3,309,700	—	—	3,309,700
United States	34,766,441	—	—	34,766,441
Total Investments	$61,637,403	$599,267	$—	$62,236,670

Invesco Select Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $19,024,808 and $3,216,643, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,533,110
Aggregate unrealized (depreciation) of investment securities	(7,015,322)
Net unrealized appreciation (depreciation) of investment securities	$(1,482,212)
Cost of Investments is the same for tax and financial reporting purposes.

Invesco Select Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.